                                                [RiverSource Investments logo]


        STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT - AUG. 11, 2006*

RiverSource(SM) Diversified Equity Income Fund (7/28/06)              S-6500 K
RiverSource Dividend Opportunity Fund (7/28/06)                       S-6500 K
RiverSource Equity Value Fund (7/28/06)                               S-6500 K
RiverSource Mid Cap Value Fund (7/28/06)                              S-6500 K

Effective Aug. 1, 2006, Table 20. Portfolio Managers, has been revised as follows to add a portfolio manager:

                                                 TABLE 20. PORTFOLIO MANAGERS
------------------------------------------------------------------------------------------------------------------------------------
                                              OTHER ACCOUNTS MANAGED (excluding the fund)
                                         ----------------------------------------------------
                                                                                                             POTENTIAL
 FUND           PORTFOLIO MANAGER        NUMBER AND TYPE        APPROXIMATE      PERFORMANCE     OWNERSHIP   CONFLICTS   STRUCTURE
                                           OF ACCOUNT*        TOTAL NET ASSETS      BASED         OF FUND       OF           OF
                                                                                  ACCOUNTS(a)     SHARES     INTEREST   COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
------------------------------------------------------------------------------------------------------------------------------------
Equity Value    Warren Spitz                                                                      $50,001 -
                                         5 RICs               $11.63 billion                      $100,000
                                         1 PIV                $153.6 million                                      (2)       (29)
                Steve Schroll            1 other account      $12.4 million                       $50,001 -
                                                                                                  $100,000

                Laton Spahr                                                                       $50,001 -
                                                                                                  $100,000
                ----------------------------------------------------------------                  ------------
                Paul Stocking(q)
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
------------------------------------------------------------------------------------------------------------------------------------
Dividend        Warren Spitz                                                                      Over
Opportunity                                                                                       $1,000,000

                Steve Schroll            5 RICs               $8.1 billion                        $100,001 -      (2)       (29)
                                         2 PIVs               $0.22 billion                       $500,000

                Laton Spahr                                                                       $10,001 -
                                                                                                  $50,000
                ----------------------------------------------------------------                  ------------
                Paul Stocking(q)
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
------------------------------------------------------------------------------------------------------------------------------------
Diversified     Warren Spitz                                                                      $100,000 -
Equity Income                                                                                     $500,000
                                         4 RICS               $5.13 billion
                Steve Schroll            1 PIV                $0.16 billion      4 RICs           $10,001 -       (2)       (29)
                                         1 other account      $0.01 billion                       $50,000

                Laton Spahr                                                                       $50,001 -
                                                                                                  $100,000
                ----------------------------------------------------------------                  ------------
                Paul Stocking(q)
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value   Warren Spitz                                                                      Over
                                                                                                  $1,000,000

                Steve Schroll             4 RICS               $9.19 billion                      $100,001 -      (2)       (29)
                                          1 PIV                $0.16 billion     4 RICs           $500,000
                                          1 other account      $0.01 billion
                Laton Spahr                                                                       $10,001 -
                                                                                                  $50,000
                ----------------------------------------------------------------                  ------------
                Paul Stocking(q)
------------------------------------------------------------------------------------------------------------------------------------

(q) Mr. Stocking began managing the funds Aug. 1, 2006, therefore reporting information is not yet available.

The rest of the section remains the same.

S-6500-1 A (8/06)
*Valid until next update